Financial Instruments - Schedule of Derivatives Not Designated as Hedging Instruments - Net Effect on the Statement Of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ 9,395	$ 11,019	$ (14,470)
Reclassification to Interest and finance costs net due to de-designations [Member}
Fair Value, Option, Quantitative Disclosures [Line Items]
Interest rate swaps	1,472	0	187
Bunker swaps	7,923	11,191	(14,312)
Bunker put options	0	(172)	(271)
Bunker call options	$ 0	$ 0	$ (74)